Performance Management	Feb. 27, 2026
Crossmark Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 22, 2025. The Fund’s performance information will be reported after the Fund has been in operation for one full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at crossmarkglobaletf.com (the website does not form a part of this Prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at crossmarkglobaletf.com (the website does not form a part of this Prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Performance Availability Website Address [Text]	crossmarkglobaletf.com
Crossmark Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 22, 2025. The Fund’s performance information will be reported after the Fund has been in operation for one full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at crossmarkglobaletf.com (the website does not form a part of this Prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at crossmarkglobaletf.com (the website does not form a part of this Prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Performance Availability Website Address [Text]	crossmarkglobaletf.com